27. SHAREHOLDERS' EQUITY (Details 6) - shares	Dec. 31, 2018	Dec. 31, 2017
ShareholdersEquityLineItems [Line Items]
Quantity	812,473,246	812,473,246
%	100.00%	100.00%
Treasury Shares [Member]
ShareholdersEquityLineItems [Line Items]
Quantity	1,057,224	1,333,701
%	0.13%	0.16%
Fundacao Petrobras de Seguridade Social - Petros [Member]
ShareholdersEquityLineItems [Line Items]
Quantity	93,226,766	92,716,266
%	11.47%	11.41%
Caixa de Previd. dos Func. Do Banco do Brasil [Member]
ShareholdersEquityLineItems [Line Items]
Quantity	86,506,952	86,605,452
%	10.65%	10.66%
Board of Directors [Member]
ShareholdersEquityLineItems [Line Items]
Quantity	6,376,083	41,220,470
%	0.78%	5.07%
Executives [Member]
ShareholdersEquityLineItems [Line Items]
Quantity	31,662	157,546
%	0.00%	0.02%
Other [Member]
ShareholdersEquityLineItems [Line Items]
Quantity	625,274,559	590,439,811
%	76.97%	72.68%